Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of operating segments [line items]
Net interest income	$ 4,814		$ 3,902	$ 8,835	$ 7,921
Non-interest revenue	3,626		5,416	6,075	9,120
Total Revenue	8,440	$ 6,470	9,318	14,910	17,041
Total provision for (recovery of) credit losses	1,023	217	50	1,240	(49)
Insurance claims, commissions and changes in policy benefit liabilities	591	1,193	(808)	1,784	(727)
Depreciation and amortization	566		361	951	734
Non-interest expense	5,007		3,352	9,043	6,825
Income Before Provision for Income Taxes	1,253	639	6,363	1,892	10,258
Provision for (recovery of) income taxes	194	392	1,607	586	2,569
Reported net income (loss)	1,059	247	4,756	1,306	7,689
Non-controlling interest in subsidiaries	3	0	0	3	0
Net income (loss) attributable to bank shareholders	1,056	$ 247	4,756	1,303	7,689
Average assets	1,268,368		1,040,345	1,220,208	1,048,249
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	243		120	439	206
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	780		(70)	801	(255)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,983		1,763	4,013	3,550
Non-interest revenue	563		622	1,162	1,242
Total Revenue	2,546		2,385	5,175	4,792
Total provision for (recovery of) credit losses	228		54	392	78
Insurance claims, commissions and changes in policy benefit liabilities
Depreciation and amortization	138		126	270	250
Non-interest expense	988		934	1,973	1,834
Income Before Provision for Income Taxes	1,192		1,271	2,540	2,630
Provision for (recovery of) income taxes	331		331	699	686
Reported net income (loss)	861		940	1,841	1,944
Non-controlling interest in subsidiaries
Net income (loss) attributable to bank shareholders	861			1,841
Average assets	315,022		286,486	313,596	282,439
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	173		86	327	186
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	55		(32)	65	(108)
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,156		1,141	3,645	2,297
Non-interest revenue	441		313	743	676
Total Revenue	2,597		1,454	4,388	2,973
Total provision for (recovery of) credit losses	69		(39)	131	(113)
Insurance claims, commissions and changes in policy benefit liabilities
Depreciation and amortization	263		102	370	210
Non-interest expense	1,276		623	2,002	1,227
Income Before Provision for Income Taxes	989		768	1,885	1,649
Provision for (recovery of) income taxes	200		180	398	380
Reported net income (loss)	789		588	1,487	1,269
Non-controlling interest in subsidiaries
Net income (loss) attributable to bank shareholders	789			1,487
Average assets	241,868		141,099	199,116	139,897
US P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	66		35	114	38
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	3		(74)	17	(151)
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	372		278	685	550
Non-interest revenue	1,588		206	3,779	1,339
Total Revenue	1,960		484	4,464	1,889
Total provision for (recovery of) credit losses	4		1	10	5
Insurance claims, commissions and changes in policy benefit liabilities	591		(808)	1,784	(727)
Depreciation and amortization	78		64	146	130
Non-interest expense	915		810	1,793	1,652
Income Before Provision for Income Taxes	372		417	731	829
Provision for (recovery of) income taxes	88		103	170	200
Reported net income (loss)	284		314	561	629
Non-controlling interest in subsidiaries
Net income (loss) attributable to bank shareholders	284			561
Average assets	60,242		49,735	56,675	49,618
BMO WM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1			2
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	3		1	8	5
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	601		745	1,320	1,669
Non-interest revenue	985		819	1,984	1,834
Total Revenue	1,586		1,564	3,304	3,503
Total provision for (recovery of) credit losses	17		33	7	(18)
Insurance claims, commissions and changes in policy benefit liabilities
Depreciation and amortization	87		69	165	144
Non-interest expense	973		860	1,986	1,826
Income Before Provision for Income Taxes	509		602	1,146	1,551
Provision for (recovery of) income taxes	129		154	263	398
Reported net income (loss)	380		448	883	1,153
Non-controlling interest in subsidiaries
Net income (loss) attributable to bank shareholders	380			883
Average assets	406,721		374,309	415,760	383,968
BMO CM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses			1	(3)	(15)
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	17		32	10	(3)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(298)		(25)	(828)	(145)
Non-interest revenue	49		3,456	(1,593)	4,029
Total Revenue	(249)		3,431	(2,421)	3,884
Total provision for (recovery of) credit losses	705		1	700	(1)
Insurance claims, commissions and changes in policy benefit liabilities
Depreciation and amortization
Non-interest expense	855		125	1,289	286
Income Before Provision for Income Taxes	(1,809)		3,305	(4,410)	3,599
Provision for (recovery of) income taxes	(554)		839	(944)	905
Reported net income (loss)	(1,255)		2,466	(3,466)	2,694
Non-controlling interest in subsidiaries	3			3
Net income (loss) attributable to bank shareholders	(1,258)			(3,469)
Average assets	244,515		188,716	235,061	192,327
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	3		(2)	(1)	(3)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ 702		$ 3	$ 701	$ 2